VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.5 - Schedule 12

TPR Firm:	Incenter	Date Submitted:	9/6/2024
Client Name:	Vista Point	Report:	Supplemental Data
Client Project:	VSTA 2024-CES2	Loans in report:	2

Report Date	Loan Number	Incenter ID	Seller Loan Number	Most Recent Pay History Longest Available	Credit based Modification Flag	Type of Modification	Modification Term	Servicing Transfer Date	Borrower 3 Original Score	Borrower 4 Original Score	Borrower 3 Original Score Date	Borrower 4 Original Score Date	Borrower 3 Updated Score	Borrower 4 Updated Score	Borrower 3 Updated Score Date	Borrower 4 Updated Score Date	FN Alternative Credit Documentation	Borrower Residency Status	Co-Borrower Residency Status	UW Guideline Author	UW Guideline Date	UW Guideline Program	Originator Credit Grade if appl	Correspondent Name	Qualifying Credit Score	Qualifying Home Value for LTV	HOA Flag	HOA Monthly Premium Amount	Borrower Employment Status	Co Borrower Employment Status	No of Months Statement	Type of Statements	Assets / Income Doc Source - Bank Statements	Income Doc Source - Income Doc	Income Doc Source - Tax Returns	Asset Verification (d)	Borrower 1 Doc Type	Borrower 2 Doc Type	Borrower 3 Doc Type	Borrower 4 Doc Type	Investor DTI Prop DTI	Actual In Place Rent	Third Party Market Rent	Rent Loss Insurance m	Executed NOO Docs In File	# Units	Lease In Place Flag	Borrower 1 Type	Borrower 2 Type	No Mtg Prop With Lender	No of Properties	Year Built	Total Sq Ft	Property Condition	# Beds	# Baths	Section 8	Acquisition Cost	Renovation Cost	UW Gross Potential Rent	UW Economic Vacancy	UW Effective Gross Income	UW RE Taxes	UW Ins Costs	UW Prop Mgmt Fee	UW Turnover Costs	UW Repairs and Maintenance	UW Marketing and Leasing Costs	UW Utilities	UW Other Costs	UW HOA Fees	UW Cap Ex Reserve	Lease End Date	Borrower 1 Name - By Income	Borrower 2 Name - By Income	Borrower First Name - Per Application	Borrower Last Name - Per Application	Co Borrower First Name - Per Application	Co Borrower Last Name - Per Application	Guarantor 1 Name	Guarantor 1 Experian Score	Guarantor 1 Transunion Score	Guarantor 1 Most Recent Tri Merge Score	Guarantor 1 Most Recent Tri Merge Score Date	Guarantor 1 Total Income	Guarantor 1 Total Debt	Guarantor 2 Name	Guarantor 2 Equifax Score	Guarantor 2 Experian Score	Guarantor 2 Transunion Score	Guarantor 2 Most Recent Tri Merge Score	Guarantor 2 Most Recent Tri Merge Score Date	Guarantor 2 Total Income	Guarantor 2 Total Debt	ACH Payments	Tape Cut Off Date	Annual Property Tax	Annual Insurance Costs	Months Bankruptcy 7 11	Months Bankruptcy 13	Months Deed in Lieu	Months Short Sale or Pre FC	Months Modification	Prior Mtg Rent Late 30d in 24m	Prior Mtg Rent Late 60d in 24m	Prior Mtg Rent Late 90d in 24m	Life Event LOE	Life Event Documented	Prior Occupancy Type	Number of Prior Credit Events	Loan Application Date	Regulatory Loan Purpose	APR	Points Fees	QM Designation	ATR Status	Rate Lock Date	Residual Income Originator	QM Agency UW Test	Non QM Reason Product Type	Non QM Reason DTI Test 43 App Q	Non QM Reason Not App Q Any DTI	Non QM Reason Pts Fees	Non QM Reason Other	Executed ATR Docs In File	QM ATR Exempt Reason	TRID Applicable	Full SFIG TRID 3 0 Scope Reviewed	LP Grade	DU Grade	AUS Engine	Collateral Underwriter CU risk score	Property Inspection Wavier PIW	DSCR	PITIA	Income Used in DSCR	Qualifying Rate	Maturity Date	P I Payment	QM DTI	ATR DTI	Loan Regulation Benchmark Date	Benchmark Rate	HUD-1 Page 1 (Credits) Total	BALLOON FLAG	FIRST RATE ADJUSTMENT DATE	FIRST PAYMENT ADJUSTMENT DATE	PAYMENT ADJUSTMENT FREQUENCY	BORROWER 1 FIRST TIME HOME BUYER	BORROWER 2 FIRST TIME HOME BUYER	MOST RECENT BANKRUPTCY FILING DATE	MOST RECENT BANKRUPTCY TYPE	MOST RECENT BANKRUPTCY DISCHARGE DATE	MOST RECENT FORECLOSURE DATE	MOST RECENT SHORT SALE DATE	MOST RECENT DEED IN LIEU DATE	LEASEHOLD INDICATOR	QUALIFYING PAYMENT	TOTAL ASSETS	WARRANTABLE CONDO	MONTHS LIQUID RESERVES	Subject Property Address	Guarantor Flag	Borrower Income Verification	Co Borrower Income Verification	VSH Seller Indicator	VSH Seller Guide Method	VSH Validated	Subordinate Lien Type	QM Total Points and Fees	HOEPA Fees	TILA Fees	Cross collateralized Loan Flag	Borrower Country Name If Foreign National	Co Borrower Country Name If Foreign National	HOA Name	HOA Address State	Assumable Mortgage Flag	Buydown Flag	Property Location
9/6/2024	123456788	XXX	XXX	X														US Citizen		XXX	XXX	XXX	Bank Statement (Option 3)	XXX	XXX	XXX	N		XXX		12	Business Account	XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf XXX_Bank Statement_{Employer}_XXX_XXX_XXX.pdf	XXX_LOE-Income.pdf XXX_LOE-Income_001.pdf	XXX_Borrower Consent to the Use of Tax Return Information.pdf XXXX_Borrower Consent to the Use of Tax Return Information_001.pdf	120	12 months Business Bank Statement				XXX					1		Individual		0	0	1961		C2 - Relatively new or recently renovated property/Well Maint/No Deferred Maint									XXX	XXX							XXX			XXX	XXX	XXX	XXX																				XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX				XXX	XXX	Consumer Purpose	11.473%	XXX	Non-Qualified Mortgage	Compliant	XXX	XXX		N	N	Y	Y	N			Y	Y				1.6	No		XXX	XXX	10.99%	XXX	XXX	XXX	XXX	3/13/2023	6.79%		No				Borrower has prior home ownership experience within the past 3 years		XXX	XXX	XXX	XXX	XXX	XXX	No	XXX	XXX		0	XXX	No	3 = S/E 12 Months Business Bank Statement						XXX	XXX	XXX						No	No	Suburban
9/6/2024	123456789	XXX	XXX	X	US Citizen	XXX	XXX	XXX	Bank Statement (Option 3)	XXX	XXX	XXX	N	XXX	12	Personal Account	XXX_Bank Statement_{Employer}_{Bank}_XXX_XXX.pdf
XXX_Bank Statement_{Employer}_{Bank}_XXX_XXX.pdf
XXX_Bank Statement_{Employer}_{Bank}_XXX_XXX.pdf
XXX_Bank Statement_{Employer}_{Bank}_XXX_XXX.pdf
XXX_Bank Statement_{Employer}_{Bank}_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX_001.pdf
XXX_XXX Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
8010152606_Bank XXX_{Borrower}_XXX XXX_XXX_XXX.pdf
XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX.pdf
																																	XXX_Bank Statement_{Borrower}_XXX XXX_XXX_XXX_001.pdf	XXX_Lease Agreement_XXX.pdf XXX_Lease Agreement_XXX.pdf XXX_Lease Agreement_XXX.pdf XXX_LOE-Income.pdf	XXX_Borrower Consent to the Use of Tax Return Information.pdf XXX_Borrower Consent to the Use of Tax Return Information_001.pdf XXX_Borrower Consent to the Use of Tax Return Information_002.pdf XXXX_Borrower Consent to the Use of Tax Return Information_003.pdf		12 months Personal Bank Statement				XXX					2		Individual		0	2	1950		C3 - Well maintained/normal wear and tear									XXX	XXX							XXX			XXX	XXX	XXX	XXX																				XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX				XXX	XXX	Consumer Purpose	11.404%	XXX	Non-Qualified Mortgage	Compliant	XXX	XXX		N	N	Y	Y	N			Y	Y							XXX	XXX	10.99%	XXX	XXX	XXX	XXX	5/8/2023	6.40%	($245.00)	No				Borrower has prior home ownership experience within the past 3 years		XXX	XXX	XXX	XXX	XXX	XXX	No	XXX	XXX		0	XXX	No	3 = S/E 12 Months Personal Bank Statement						XXX	XXX	XXX						No	No	Urban